PROPERTY	12 Months Ended
Dec. 31, 2013
PROPERTY
PROPERTY

NOTE 5—PROPERTY

        A summary of property is as follows:

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Property owned:
Land	$46,148	$46,148
Buildings and improvements	216,692	202,338
Leasehold improvements	528,915	460,850
Furniture, fixtures and equipment	616,234	501,550

	1,407,989	1,210,886
Less-accumulated depreciation and amortization	228,235	62,927

	$1,179,754	$1,147,959

        Property is recorded at cost or fair value, in the case of property resulting from acquisitions. The Company uses the straight-line method in computing depreciation and amortization for financial reporting purposes. The estimated useful lives for leasehold improvements reflect the shorter of the expected useful lives of the assets or the base terms of the corresponding lease agreements plus renewal options expected to be exercised for these leases. The estimated useful lives are as follows:

Buildings and improvements	5 to 40 years
Leasehold improvements	1 to 20 years
Furniture, fixtures and equipment	1 to 10 years

        Expenditures for additions (including interest during construction) and betterments are capitalized, and expenditures for maintenance and repairs are charged to expense as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation and amortization are eliminated from the accounts in the year of disposal. Gains or losses resulting from property disposals are included in operating expense in the accompanying Consolidated Statements of Operations.

        Depreciation expense was $176,998,000, $63,472,000, $70,715,000, and $184,935,000 for the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, the period March 30, 2012 through August 30, 2012, and the fifty-two weeks ended March 29, 2012, respectively.